Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Personnel expenses	$164,646	$108,507	$44,774
Professional fees	102,674	48,681	18,181
Supervisory board	12,958	4,838	3,127
Other Expenses	27,366	9,617	6,064
Total Selling, general and administrative expenses	$307,644	$171,643	$72,146